INCOME TAX - Reconciliation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025
Effective Income Tax Reconciliation, Amount
Tax at Statutory rate (21%)			$ (25,376,496)		$ 1,153,091
Change in fair value of NRA liability			34,571
Change in fair value of warrant liability					(38,765)
Meals			1,769		2,836
Entertainment			161		34
Chane in fair value of convertible note					(837,981)
Nondeductible transaction costs			1,891,691
Change in fair value of Long-Term and Short-Term Investor Notes			2,353,692		(2,597,515)
Change in fair value of Secured Convertible Note			753,039
Change in fair value of Earnout Liability			280,350		(195,090)
Change in fair value of Subscription Agreement			8,147		13,503
Change in fair value of Stock Payable			(206,865)		(48,887)
Change in fair value of Tau Agreement					85,597
Change in fair value of Tau commitment fee					(10,536)
Change in fair value of WDCO sellers convertible note					(10,363)
Loss on AtlasClear acquisition			18,142,481
Stock Compensation Expense			307,157
Extinguishment of Accrued Liabilities			(184,689)
Change in fair value of WDCO Share payable			683,941		176,353
Change in statutory rate					13,123
Return To Provision			(477,461)		(1,477,734)
State Tax - Net of Federal Benefit			(220,234)		(400,312)
State Minimum Tax - Net of Federal Benefit			2,504		1,229
Chang in Valuation Allowance - State			499,331		441,782
Chang in Valuation Allowance - Federal			937,175		1,752,730
Net adjustments - Federal					181,158
-Goodwill intangible DTA recognized as part of acquisition					1,536,366
Income tax benefit	$ (563,736)	$ 318,313	$ (569,736)	$ 581,118	$ (259,381)
Effective Income Tax Reconciliation, Rate
Statutory tax rate			21.00%		21.00%
Change in fair value of NRA liability			(0.03%)
Change in fair value of warrant liability					(0.71%)
Meals			0.00%		0.05%
Entertainment			0.00%		0.00%
Chane in fair value of convertible note					(15.26%)
Nondeductible transaction costs			(1.57%)
Change in fair value of Long-Term and Short-Term Investor Notes			(1.95%)		(47.31%)
Change in fair value of Secured Convertible Note			(0.62%)
Change in fair value of Earnout Liability			(0.23%)		(3.55%)
Change in fair value of Subscription Agreement			(0.01%)		0.25%
Change in fair value of Stock Payable			0.17%		(0.89%)
Change in fair value of Tau Agreement					1.56%
Change in fair value of Tau commitment fee					(0.19%)
Change in fair value of WDCO sellers convertible note					(0.19%)
Loss on AtlasClear acquisition			(15.01%)
Business combination expenses			(0.25%)
Extinguishment of Accrued Liabilities			0.15%
Change in fair value of WDCO Share payable			(0.57%)		3.21%
Change in statutory rate					0.24%
Return To Provision			0.40%		(26.91%)
State Tax - Net of Federal Benefit			0.18%		(7.29%)
State Minimum Tax - Net of Federal Benefit			0.00%		0.02%
Chang in Valuation Allowance - State			(0.41%)		8.05%
Chang in Valuation Allowance - Federal			(0.78%)		31.92%
Net adjustments - Federal					3.30%
-Goodwill intangible DTA recognized as part of acquisition					27.98%
Income tax benefit			0.47%		(4.72%)